CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 341,938,110	$ 339,675,845	$ 318,877,564
Costs and expenses
Cost of revenues	(111,925,930)	(120,471,064)	(114,527,174)
Selling and marketing expenses	(34,550,017)	(31,347,919)	(45,382,752)
General and administrative expenses	(38,974,500)	(37,424,491)	(36,808,454)
Technology and product development expenses	(34,270,468)	(29,030,758)	(25,804,995)
Total costs and expenses	(219,720,915)	(218,274,232)	(222,523,375)
Operating income	122,217,195	121,401,613	96,354,189
Interest income	25,661,745	28,673,905	19,833,520
Government grants	931,407	800,160	337,355
Investment income (loss)	3,310,028	(2,805,945)	1,728,308
Impairment loss of investments	0	0	(2,509,480)
Income before income taxes	152,120,375	148,069,733	115,743,892
Income tax expense	(3,980,531)	(13,918,526)	(2,685,456)
Net income	148,139,844	134,151,207	113,058,436
Net loss attributable to non-controlling interests	1,695,147	1,533,034	4,284,341
Net income attributable to Yalla Group Limited's shareholders	$ 149,834,991	$ 135,684,241	$ 117,342,777
Earnings per ordinary share
-Basic	$ 0.96	$ 0.85	$ 0.74
-Diluted	$ 0.83	$ 0.74	$ 0.65
Weighted average number of shares outstanding used in computing earnings per ordinary share
-Basic	155,977,062	160,429,693	159,264,843
-Diluted	180,082,810	183,156,324	181,800,240
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	$ 1,387,871	$ (676,043)	$ (656,974)
Other comprehensive (loss) income, net of income taxes	1,387,871	(676,043)	(656,974)
Comprehensive income	149,527,715	133,475,164	112,401,462
Less: comprehensive loss attributable to non-controlling interests	1,687,269	1,534,238	4,300,686
Comprehensive income attributable to Yalla Group Limited's shareholders	$ 151,214,984	$ 135,009,402	$ 116,702,148